Offerings - Offering: 1	Aug. 10, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, no par value per share
Amount Registered | shares	2,500,000
Proposed Maximum Offering Price per Unit	3.00
Maximum Aggregate Offering Price	$ 7,500,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,035.75
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers an indeterminate number of additional securities which may be offered and issued to prevent dilution resulting from share splits, share dividends, recapitalizations or similar transactions. The amount registered represents Ordinary Shares reserved for issuance upon the exercise of options or vesting of securities that may be granted under the plan to which this Registration Statement relates. The proposed maximum offering price per share is based on the number of Ordinary Shares which may be issued under the Registrant’s 2024 Employee Equity Incentive Plan that this Registration Statement on Form S-8 relates to and is estimated in accordance with Rule 457(c) and (h) under the Securities Act solely for the purpose of calculating the registration fee based upon the average of the high and low sales price of the Ordinary Shares as reported on the Nasdaq Capital Market on August 13, 2026.